Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fees and commissions receivable
Lending (credit facilities)	£ 542	£ 463
Payment services	542	409
Credit and debit card fees	290	326
Underwriting fees	100	115
Investment management, trustee and fiduciary services	138	143
Other	150	190
Fees and commissions receivable	1,762	1,646	[1]
Fees and commissions payable	(487)	(451)	[1]
Net fees and commissions	1,275	1,195
Personal & Ulster
Fees and commissions receivable
Net fees and commissions	417	402
UK Personal Banking
Fees and commissions receivable
Lending (credit facilities)	266	208
Payment services	154	101
Credit and debit card fees	189	222
Investment management, trustee and fiduciary services	22	25
Other	36	37
Fees and commissions receivable	667	593
Fees and commissions payable	(301)	(234)
Net fees and commissions	366	359
Ulster Bank RoI
Fees and commissions receivable
Lending (credit facilities)	18	15
Payment services	21	12
Credit and debit card fees	10	12
Investment management, trustee and fiduciary services	2	2
Other	6	5
Fees and commissions receivable	57	46
Fees and commissions payable	(6)	(3)
Net fees and commissions	51	43
Commercial and Private Banking (CPB)
Fees and commissions receivable
Net fees and commissions	772	747
Commercial Banking
Fees and commissions receivable
Lending (credit facilities)	204	183
Payment services	323	267
Credit and debit card fees	84	86
Underwriting fees		22
Investment management, trustee and fiduciary services	3
Other	82	99
Fees and commissions receivable	696	657
Fees and commissions payable	(35)	(26)
Net fees and commissions	661	631
Private Banking
Fees and commissions receivable
Lending (credit facilities)	1	1
Payment services	17	17
Credit and debit card fees	6	6
Investment management, trustee and fiduciary services	91	95
Other	12	12
Fees and commissions receivable	127	131
Fees and commissions payable	(16)	(15)
Net fees and commissions	111	116
RBS International
Fees and commissions receivable
Lending (credit facilities)	18	17
Payment services	12	11
Credit and debit card fees	1
Investment management, trustee and fiduciary services	20	21
Other	3	3
Fees and commissions receivable	54	52
Fees and commissions payable	(1)
Net fees and commissions	53	52
NatWest Markets
Fees and commissions receivable
Lending (credit facilities)	35	39
Payment services	15	1
Underwriting fees	100	93
Other	88	90
Fees and commissions receivable	238	223
Fees and commissions payable	(190)	(230)
Net fees and commissions	48	(7)
Central Items & other
Fees and commissions receivable
Other	(77)	(56)
Fees and commissions receivable	(77)	(56)
Fees and commissions payable	62	57
Net fees and commissions	£ (15)	£ 1

[1]	Restated. Refer to Note 2 for further details.